Shareholder Report, Holdings (Details)	Jan. 31, 2026
Fidelity Managed Retirement Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Managed Retirement Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Managed Retirement Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Managed Retirement Income Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Fidelity Managed Retirement Income Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Managed Retirement Income Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Managed Retirement Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement Income Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Managed Retirement Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Fidelity Managed Retirement Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Managed Retirement Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement Income Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Managed Retirement Income Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Managed Retirement Income Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Managed Retirement Income Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement Income Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement Income Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement Income Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Managed Retirement Income Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Managed Retirement Income Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement Income Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Managed Retirement Income Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Fidelity Managed Retirement Income Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Managed Retirement Income Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement Income Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement Income Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Managed Retirement Income Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Managed Retirement Income Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Managed Retirement Income Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	70.60%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Advisor Managed Retirement Income Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Managed Retirement 2035 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2035 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Managed Retirement 2035 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2035 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Managed Retirement 2035 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2035 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2035 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Managed Retirement 2035 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2035 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2035 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Fidelity Managed Retirement 2035 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Managed Retirement 2035 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Managed Retirement 2035 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Managed Retirement 2035 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Managed Retirement 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Managed Retirement 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Managed Retirement 2035 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Managed Retirement 2035 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Managed Retirement 2035 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2035 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Managed Retirement 2035 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Managed Retirement 2035 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2035 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Managed Retirement 2035 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2035 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Managed Retirement 2035 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Fidelity Managed Retirement 2035 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Managed Retirement 2035 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Managed Retirement 2035 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Managed Retirement 2035 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.20%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.60%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Managed Retirement 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Managed Retirement 2030 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Managed Retirement 2030 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2030 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Managed Retirement 2030 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Managed Retirement 2030 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2030 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Managed Retirement 2030 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement 2030 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2030 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Managed Retirement 2030 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Managed Retirement 2030 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Managed Retirement 2030 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Managed Retirement 2030 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2030 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Managed Retirement 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Managed Retirement 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Managed Retirement 2030 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Managed Retirement 2030 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Managed Retirement 2030 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Managed Retirement 2030 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Managed Retirement 2030 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Managed Retirement 2030 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Managed Retirement 2030 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2030 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Managed Retirement 2030 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Managed Retirement 2030 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Managed Retirement 2030 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Managed Retirement 2030 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Managed Retirement 2030 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Managed Retirement 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Managed Retirement 2025 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Managed Retirement 2025 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2025 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Managed Retirement 2025 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Managed Retirement 2025 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Managed Retirement 2025 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2025 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2025 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Fidelity Managed Retirement 2025 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Managed Retirement 2025 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Managed Retirement 2025 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Managed Retirement 2025 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Managed Retirement 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Managed Retirement 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2025 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Managed Retirement 2025 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Managed Retirement 2025 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2025 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Managed Retirement 2025 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Managed Retirement 2025 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Managed Retirement 2025 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Managed Retirement 2025 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2025 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2025 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Fidelity Managed Retirement 2025 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Managed Retirement 2025 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Managed Retirement 2025 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Managed Retirement 2025 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Managed Retirement 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	58.00%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Managed Retirement 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2020 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Managed Retirement 2020 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Managed Retirement 2020 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Managed Retirement 2020 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2020 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2020 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2020 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Managed Retirement 2020 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement 2020 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2020 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Managed Retirement 2020 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Managed Retirement 2020 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Managed Retirement 2020 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Managed Retirement 2020 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Managed Retirement 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Managed Retirement 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Managed Retirement 2020 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Managed Retirement 2020 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Managed Retirement 2020 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Managed Retirement 2020 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2020 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Managed Retirement 2020 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Managed Retirement 2020 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Managed Retirement 2020 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2020 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Managed Retirement 2020 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Managed Retirement 2020 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Managed Retirement 2020 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Managed Retirement 2020 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	63.50%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Managed Retirement 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2015 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Managed Retirement 2015 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement 2015 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Managed Retirement 2015 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2015 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2015 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2015 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2015 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2015 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Managed Retirement 2015 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Managed Retirement 2015 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Fidelity Managed Retirement 2015 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Managed Retirement 2015 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement 2015 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2015 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Managed Retirement 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Managed Retirement 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Managed Retirement 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Managed Retirement 2015 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement 2015 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Managed Retirement 2015 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2015 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Managed Retirement 2015 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Managed Retirement 2015 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2015 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Managed Retirement 2015 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Managed Retirement 2015 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Managed Retirement 2015 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Fidelity Managed Retirement 2015 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Managed Retirement 2015 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Managed Retirement 2015 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Managed Retirement 2015 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	68.00%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Managed Retirement 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Managed Retirement 2010 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Managed Retirement 2010 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Managed Retirement 2010 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2010 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2010 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Managed Retirement 2010 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Managed Retirement 2010 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement 2010 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Managed Retirement 2010 Fund | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Fidelity Managed Retirement 2010 Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Managed Retirement 2010 Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement 2010 Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Managed Retirement 2010 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Managed Retirement 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Managed Retirement 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Managed Retirement 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Managed Retirement 2010 Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Managed Retirement 2010 Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Managed Retirement 2010 Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Managed Retirement 2010 Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Managed Retirement 2010 Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Managed Retirement 2010 Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Managed Retirement 2010 Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Managed Retirement 2010 Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Managed Retirement 2010 Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Managed Retirement 2010 Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Managed Retirement 2010 Fund - Class K | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Fidelity Managed Retirement 2010 Fund - Class K | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Managed Retirement 2010 Fund - Class K | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Managed Retirement 2010 Fund - Class K | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Managed Retirement 2010 Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	72.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Managed Retirement 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	73.10%
Fidelity GNMA Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	28.80%
Fidelity GNMA Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity GNMA Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity GNMA Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity GNMA Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity GNMA Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity GNMA Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity GNMA Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity GNMA Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity GNMA Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity GNMA Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	34.70%
Fidelity GNMA Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	27.60%
Fidelity GNMA Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity GNMA Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Fidelity GNMA Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity GNMA Fund | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity GNMA Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Fidelity GNMA Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity GNMA Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity GNMA Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%